AB Small Cap Value Portfolio

Portfolio of Investments

August 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 101.4%
Financials – 21.1%
Banks – 17.9%
1st Source Corp.	162,080	$7,243,355
Associated Banc-Corp.	386,928	6,705,462
Bank of Marin Bancorp	140,919	2,652,096
BankUnited, Inc.(a)	161,393	4,236,566
Berkshire Hills Bancorp, Inc.	263,289	5,502,740
Carter Bankshares, Inc.(a)	279,535	4,000,146
Comerica, Inc.	120,110	5,778,492
First BanCorp./Puerto Rico	529,246	7,335,349
First Busey Corp.	323,931	6,543,406
HarborOne Bancorp, Inc.	511,295	5,097,611
Heritage Financial Corp./WA	399,658	6,882,111
Independent Bank Group, Inc.	55,105	2,325,431
Nicolet Bankshares, Inc.	51,270	3,886,779
Pacific Premier Bancorp, Inc.	254,736	5,864,023
Peoples Bancorp, Inc./OH	134,001	3,453,206
Premier Financial Corp.(a)	227,509	4,286,270
Synovus Financial Corp.	93,070	2,881,447
Texas Capital Bancshares, Inc.(a)	130,675	8,159,347
TriCo Bancshares	171,219	5,879,660
WSFS Financial Corp.	199,049	7,822,626

		106,536,123

Capital Markets – 1.1%
Moelis & Co. - Class A(b)	135,684	6,432,779

Insurance – 2.1%
Hanover Insurance Group, Inc. (The)	54,039	5,767,042
Selective Insurance Group, Inc.	66,200	6,567,702

		12,334,744

		125,303,646

Industrials – 18.3%
Aerospace & Defense – 0.6%
Spirit AeroSystems Holdings, Inc. - Class A	182,050	3,881,306

Building Products – 0.9%
Masonite International Corp.(a)	50,383	5,174,838

Commercial Services & Supplies – 1.0%
ABM Industries, Inc.(a)	130,508	5,927,673

Construction & Engineering – 4.4%
Dycom Industries, Inc.(a)	87,009	8,694,809
Fluor Corp.(a)	264,843	9,266,857
Great Lakes Dredge & Dock Corp.(a)	916,506	8,092,748

		26,054,414

Ground Transportation – 1.1%
ArcBest Corp.(a)	62,737	6,624,400

Company	Shares	U.S. $ Value

Machinery – 4.7%
Blue Bird Corp.(a)	306,514	$6,697,331
Hillman Solutions Corp.(a)	780,376	7,062,403
REV Group, Inc.	540,520	7,340,261
Shyft Group, Inc. (The)(a)	422,443	6,623,906

		27,723,901

Marine Transportation – 0.8%
Star Bulk Carriers Corp.	272,294	4,789,651

Passenger Airlines – 0.9%
Alaska Air Group, Inc.(a)	127,180	5,337,745

Professional Services – 2.7%
ICF International, Inc.	60,070	8,113,054
Korn Ferry(a)	152,520	7,775,470

		15,888,524

Trading Companies & Distributors – 1.2%
Herc Holdings, Inc.	54,470	7,088,726

		108,491,178

Information Technology – 14.5%
Communications Equipment – 0.1%
Casa Systems, Inc.(a) (b)	938,153	910,008

Electronic Equipment, Instruments & Components – 3.3%
Belden, Inc.(a)	69,622	6,537,506
Crane NXT Co.(a)	78,570	4,663,915
TTM Technologies, Inc.(a)	562,059	8,374,679

		19,576,100

IT Services – 0.7%
Grid Dynamics Holdings, Inc.(a)	160,765	1,869,697
Unisys Corp.(a)	626,276	2,523,892

		4,393,589

Semiconductors & Semiconductor Equipment – 7.1%
Amkor Technology, Inc.(a)	243,680	6,813,293
Cohu, Inc.(a)	166,750	6,234,783
FormFactor, Inc.(a)	188,119	6,644,363
Ichor Holdings Ltd.(a)	195,792	7,171,861
Kulicke & Soffa Industries, Inc.(a)	76,980	3,982,175
MagnaChip Semiconductor Corp.(a)	571,128	4,694,672
SMART Global Holdings, Inc.(a)	250,770	6,477,389

		42,018,536

Software – 3.3%
A10 Networks, Inc.(a)	458,710	6,830,192
ACI Worldwide, Inc.(a)	270,345	6,563,977
CommVault Systems, Inc.(a)	86,442	5,904,853

		19,299,022

		86,197,255

Company	Shares	U.S. $ Value

Consumer Discretionary – 12.7%
Automobile Components – 2.4%
Dana, Inc.	416,206	$6,705,079
Goodyear Tire & Rubber Co. (The)(a)	583,408	7,531,797

		14,236,876

Diversified Consumer Services – 1.4%
Adtalem Global Education, Inc.(a)	182,519	8,003,458

Hotels, Restaurants & Leisure – 4.1%
Dine Brands Global, Inc.	106,385	5,827,770
Hilton Grand Vacations, Inc.(a)	126,609	5,535,346
Papa John’s International, Inc.	85,039	6,437,452
Six Flags Entertainment Corp.(a)	274,496	6,302,428

		24,102,996

Household Durables – 2.2%
KB Home	118,000	5,994,400
Taylor Morrison Home Corp.(a)	149,578	7,089,997

		13,084,397

Specialty Retail – 2.6%
Citi Trends, Inc.(a)	183,850	3,976,676
Genesco, Inc.(a)	197,500	6,770,300
Sally Beauty Holdings, Inc.(a)	473,977	4,815,606

		15,562,582

		74,990,309

Energy – 8.3%
Energy Equipment & Services – 3.0%
Cactus, Inc. - Class A	150,500	8,027,670
ChampionX Corp.	264,876	9,559,375

		17,587,045

Oil, Gas & Consumable Fuels – 5.3%
HF Sinclair Corp.	121,988	6,720,319
International Seaways, Inc.	178,960	7,689,911
Magnolia Oil & Gas Corp. - Class A	422,701	9,637,583
Northern Oil and Gas, Inc.	178,510	7,467,073

		31,514,886

		49,101,931

Real Estate – 8.0%
Diversified REITs – 1.1%
Broadstone Net Lease, Inc. - Class A	414,150	6,696,806

Health Care REITs – 1.1%
Physicians Realty Trust	465,336	6,472,824

Industrial REITs – 2.6%
First Industrial Realty Trust, Inc.	138,060	7,170,836
STAG Industrial, Inc.	218,169	7,969,714

		15,140,550

Company	Shares	U.S. $ Value

Residential REITs – 1.2%
Apartment Income REIT Corp.	212,837	$7,249,228

Retail REITs – 1.0%
NETSTREIT Corp.	333,270	5,642,261

Specialized REITs – 1.0%
National Storage Affiliates Trust	181,680	6,104,448

		47,306,117

Health Care – 6.6%
Health Care Equipment & Supplies – 2.3%
Envista Holdings Corp.(a)	199,420	6,385,429
Integra LifeSciences Holdings Corp.(a)	165,580	7,043,773

		13,429,202

Health Care Providers & Services – 3.4%
Acadia Healthcare Co., Inc.(a)	86,080	6,636,768
AMN Healthcare Services, Inc.(a)	63,638	5,624,327
Pediatrix Medical Group, Inc.(a)	555,479	7,848,918

		20,110,013

Life Sciences Tools & Services – 0.9%
Fortrea Holdings, Inc.(a)	199,081	5,484,681

		39,023,896

Materials – 4.7%
Chemicals – 2.4%
AdvanSix, Inc.	167,820	5,551,486
Element Solutions, Inc.	173,223	3,571,858
HB Fuller Co.	71,130	5,159,059

		14,282,403

Metals & Mining – 2.3%
ATI, Inc.(a)	122,600	5,557,458
Haynes International, Inc.	168,193	8,209,500

		13,766,958

		28,049,361

Utilities – 2.8%
Electric Utilities – 2.8%
IDACORP, Inc.	89,897	8,615,728
Portland General Electric Co.	182,580	8,007,959

		16,623,687

Consumer Staples – 2.4%
Food Products – 2.4%
Hain Celestial Group, Inc. (The)(a)	489,199	5,180,617
Nomad Foods Ltd.(a)	496,869	9,112,578

		14,293,195

Communication Services – 2.0%
Entertainment – 0.9%
IMAX Corp.(a)	277,190	5,302,645

Company	Shares	U.S. $ Value

Media – 1.1%
Criteo SA (Sponsored ADR)(a)	219,497	$6,474,064

		11,776,709

Total Common Stocks (cost $619,560,576)		601,157,284

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(c) (d) (e) (cost $5,404,740)	5,404,740	5,404,740

Total Investments Before Security Lending Collateral for Securities Loaned – 102.3% (cost $624,965,316)		606,562,024

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(c) (d) (e) (cost $30,294)	30,294	30,294

Total Investments – 102.3% (cost $624,995,610)(f)		606,592,318
Other assets less liabilities – (2.3)%		(13,763,553)

Net Assets – 100.0%		$592,828,765

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,703,738 and gross unrealized depreciation of investments was $(70,107,030), resulting in net unrealized depreciation of $(18,403,292).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Small Cap Value Portfolio

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$601,157,284	$—	$—	$601,157,284
Short-Term Investments	5,404,740	—	—	5,404,740
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	30,294	—	—	30,294

Total Investments in Securities	606,592,318	—	—	606,592,318
Other Financial Instruments(b)	—	—	—	—

Total	$606,592,318	$—	$—	$606,592,318

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,161	$114,162	$114,918	$5,405	$221
Government Money Market Portfolio*	3,939	19,205	23,114	30	12
Total	$10,100	$133,367	$138,032	$5,435	$233

*	Investments of cash collateral for securities lending transactions.